TAXES BASED ON INCOME - Increase (Decrease) in Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Computed tax provision at U.S. federal statutory rate	$ 52.4	$ 116.5	$ 206.7
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	(12.8)	3.9	(3.2)
U.S. pension plan settlements and related charges	(76.6)
Tax Cuts and Jobs Act		(34.7)	172.0
Foreign earnings taxed at different rates	56.2	44.0	(40.2)
Foreign tax structuring and planning transactions	(47.9)	(31.0)
Excess tax benefits associated with stock based payments	(7.8)	(7.7)	(16.0)
Valuation allowance	2.0	10.7	(1.4)
Corporate-owned life insurance	(4.0)	(3.8)	(6.7)
U.S. federal research and development tax credits	(6.1)	(6.1)	(4.9)
Tax contingencies and audit settlements	(11.8)	(11.9)	(1.9)
Other items, net	(0.3)	5.5	3.3
(Benefit from) provision for income taxes	(56.7)	85.4	307.7
Tax effect on the pretax charge	102.0	19.0
Net tax charge (benefit) as a result of TCJA		$ (34.7)	$ 172.0
ADPP
Increase (decrease) in taxes resulting from:
Tax effect on the pretax charge	102.0
Release of stranded tax effects in AOCI through the income statement	$ 77.0